Concentration (Details) - Schedule of Customer Concentration Risk - Customer Concentration Risk [Member]	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Accounts Payable [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Accounts Payable [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	35.30%	47.10%
Customer A [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration risk percentage	37.50%	46.30%	51.40%
Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	27.50%	29.20%
Customer B [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration risk percentage	26.90%	28.40%	34.00%
Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	62.80%	76.30%
Customer [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration risk percentage	64.40%	74.70%	85.40%